Tabular disclosure of acquisition and development costs (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OIL AND GAS PRODUCING ACTIVITIES
Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure

The following table shows total depletion and depletion per barrel-of-oil-equivalent rate, for the years ended December 31, 2013 and 2012.

	For the Years Ended December 31,
	2013	2012

Depletion	$2,223,477	$474,056
Depletion rate, per barrel-of-oil-equivalent (BOE)	$20.27	$21.94

Capitalized Costs Relating to Oil and Gas Producing Activities

The following table shows total depletion and depletion per barrel-of-oil-equivalent rate, for the years ended December 31, 2012 and 2011.

	For the Years Ended December 31,
	2012	2011

Depletion	$474,056	$89,376
Depletion rate, per barrel-of-oil-equivalent (BOE)	$21.94	$19.19

Schedule of Projects with Exploratory Well Costs Capitalized for More than One Year

Depreciation of buildings and equipment is calculated using the straight-line method based upon the following estimated useful lives:

Buildings and improvements	30 years
Office equipment and software	5-7 years
Machinery and equipment	5-7 years

Schedule of Projects with Exploratory Well Costs Capitalized for More than One Year.

Depreciation of buildings and equipment is calculated using the straight-line method based upon the following estimated useful lives:

Buildings and improvements	30 years
Office equipment and software	5-7 years
Machinery and equipment	5-7 years

Net Costs Incurred in Oil and Gas Producing Activities
Net Costs Incurred in Oil and Gas Producing Activities

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2013	2012
Acquisition of proved properties	$5,192,441	$9,873,128
Development costs	29,796,379	6,581,343

Total Net Costs Incurred	$34,988,820	$16,454,471

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

	As of	As of
	December 31,	December 31,
	2012	2011
Proved oil and natural gas properties	$23,051,904	$6,597,433
Office equipment	175,106	11,133
Total capitalized costs	23,227,010	6,608,566
Accumulated depletion, depreciation and amortization	(596,162)	(89,376)

Net Capitalized Costs	$22,630,848	$6,519,190

Net Costs Incurred in Oil and Gas Producing Activities.

Net Costs Incurred in Oil and Gas Producing Activities

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2012	2011
Acquisition of proved properties	$9,873,128	$6,280,391
Development costs	6,581,343	317,042

Total Net Costs Incurred	$16,454,471	$6,597,433